Benefits Payable - Reconciliation of Net Assets Available for Benefit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 033
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefit payments approved for payment but not paid	$ 2,586	$ 43,071
EBP 067
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefit payments approved for payment but not paid	0	114,171
EBP 070
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefit payments approved for payment but not paid	$ 12,387	$ 0